Note 6 - Party-in-interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 94-2156203 002 [Member]
Notes to Financial Statements
EBP, Related Party and Party-in-Interest Transactions [Text Block]
6.	PARTY-IN-INTEREST TRANSACTIONS

Parties in interest are defined under DOL regulations as any fiduciary of the Plan, any party rendering service to the Plan, the employer, and certain others. Plan investments include shares of mutual funds managed by an affiliate of Vanguard Fiduciary Trust Company (VFTC). VFTC is the trustee as defined by the Plan and, therefore, these transactions qualify as party-in-interest transactions. The Plan also invests in Westamerica Bancorporation common stock, as disclosed in Note 4 and received dividends on these shares of $522,599 and $511,149 during the years ended December 31, 2025 and 2024, respectively. The purchases of Westamerica Bancorporation common stock were $946,096 and $830,163 during the years ended December 31, 2025 and 2024, respectively. The sales of Westamerica Bancorporation common stock were $1,213,675 and $1,050,733 during the years ended December 31, 2025 and 2024, respectively. Notes receivable from participants are also considered party-in-interest transactions.

Management fees and operating expenses charged to the Plan’s investments in shares of registered investment companies (mutual funds) are deducted from mutual fund income earned on a daily basis and are not separately reflected. Trustee fees charged to the Westamerica Common Stock Fund are deducted from income earned on the Westamerica Common Stock Fund. Consequently, management fees, operating expenses and trustee fees are reflected as a reduction of investment return for such investments.

Fees paid by the Plan for trustee services in connection with the Westamerica Common Stock Fund for the years ended December 31, 2025 and 2024 amounted to $29,081 and $29,612 respectively.

The Company provides bookkeeping and other administrative services for the Plan at no charge to the Plan. The Company also pays recordkeeping fees, certain other administrative expenses, and certain professional fees to third-party service providers on behalf of the Plan.